Inventory (Details) - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Inventory [Abstract]
Raw materials	$ 36,701	$ 26,619	$ 262,393
Work in process
Finished goods	3,652,485	3,652,485	1,372,239
Inventory, gross	3,689,186	3,679,104	1,634,632
Less Inventory reserve	(157,365)	(157,365)	(157,365)
Total	$ 3,531,821	$ 3,521,739	$ 1,477,267